Loss per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per share

32. Loss per share

	2021	2020	2019
Weighted average number of shares (thousands)	549,080	454,267	407,344

Loss per share was calculated as follows:

	2021	2020	2019
Loss for the year, attributable to the shareholders of the parent	(212,393)	(60,361)	(35,625)
Weighted average number of shares (thousands)	549,080	454,267	407,344
Basic and diluted loss per share, US $	(0.39)	(0.13)	(0.09)

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2021	2020	2019
Restricted stock units	1,701,007	—	—
Stock options	6,958,312	—	—
Warrants	—	39,857,319	40,307,328

Refer to Note 8 for a description of restricted stock units, stock options and warrants.